Bank Loans (Tables)	12 Months Ended
Dec. 31, 2025
Bank Loans [Abstract]
Schedule of Bank Loans from Commercial Banks

The following table presents bank loans from commercial banks as of December 31, 2025 and 2024:

	As of December 31, 2025	As of December 31, 2024
Bank of China Fuzhou Jin’an Branch	$11,382	$11,129
China Merchant Bank Fuzhou Branch	22,337	10,340
Xiamen International Bank Co., Ltd. Fuzhou Branch	8,536	6,956
Haixia Bank of Fujian Fuzhou Jin’an Branch	1,138	1,113
Fujian Fuzhou Rural Commercial Bank Co., Ltd. Yuefeng Branch	-	1,391
Shanghai Pudong Development Bank Co., Ltd. Fuzhou Branch	-	2,087
Industrial Bank Fuzhou Branch	13,637	4,994
Haixia Bank of Fujian Fuzhou Minjiang Branch	-	1,391
Postal Savings Bank Fuzhou Branch	2,134	-
China Industrial and Commercial Bank Fuzhou Branch	4,268	-
Bank of China Ningde Branch	17,821	16,390
Total	81,253	55,791
Less: Short-term bank loans	(44,652)	(39,401)
Less: Long-term bank loans, current	(2,769)	-
Long-term bank loans	$33,832	$16,390

Schedule of Movement of Bank Loans

The movement of bank loans is as follows:

	Years ended December 31,
	2025	2024	2023

Beginning balance	$55,791	$36,130	$47,655
Additions	73,961	66,844	37,876
Repayments	(50,152)	(46,464)	(48,661)
Foreign currency translation adjustment	1,653	(719)	(740)
Total	$81,253	$55,791	$36,130

Schedule of the Repayment Schedule for the Bank Loans	The repayment schedule for the bank loans is as follows:
Twelve months ending December 31,	Repayment
2026	$47,421
2027	3,660
2028	17,252
2029	2,228
20330	2,450
Thereafter	8,242
Total	$81,253